Preference shares liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Schedule of movements in preference shares liabilities
The movements of preference shares during the six months ended June 30, 2022 and the year ended December 31, 2021 are as follows:

	Present value of redemption amount $	Conversion feature $	Total $
At January 1, 2021	—	—	—
Reclassification of Series A, Series B and Series C preference shares from equity	25,433,864	254,398,942	279,832,806
Conversion of convertible securities to Series D preference shares (note 14)	11,974,503	38,218,816	50,193,319
Issuance of Series E preference shares	18,954,939	7,015,061	25,970,000
Changes in the carrying amount of preference shares liabilities	5,009,847	—	5,009,847
Changes in fair value recognized in profit or loss	—	125,398,798	125,398,798

At December 31, 2021 and January 1, 2022	61,373,153	425,031,617	486,404,770
Changes in the carrying amount of preference shares liabilities	3,752,758	—	3,752,758
Changes in fair value recognized in profit or loss	—	60,091,353	60,091,353
Reclassification to share capital and share premium upon listing	(65,125,911)	(485,122,970)	(550,248,881)

At June 30, 2022	—	—	—

The movements of preference shares during the year ended December 31, 2021 are as follows:

	Present value of redemption amount $	Conversion feature $	Total $
At January 1, 2020, December 31, 2020 and January 1, 2021	—	—	—
Reclassification of Series A, Series B and Series C preference shares from equity	25,433,864	254,398,942	279,832,806
Conversion of convertible securities to Series D preference shares (note 25)	11,974,503	38,218,816	50,193,319
Issuance of Series E preference shares	18,954,939	7,015,061	25,970,000
Changes in the carrying amount of preference shares liabilities (note 6(a))	5,009,847	—	5,009,847
Changes in fair value recognized in profit or loss	—	125,398,798	125,398,798

At December 31, 2021	61,373,153	425,031,617	486,404,770